Government Grants - Additional Information (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Details of Government grants [Line Items]
Other income	€ 784,924	€ 325,372	€ 712,043
Income from government grants	3,568,255		233,088
Government grants receivables			3,633,441	€ 0
Centro para el Desarrollo Tecnológico Industrial, E.P.E. (CDTI) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	1,779,412		2,957,836
Agencia para la Competitividad de la Empresa de la Generalitat de Cataluña (ACCIÓ) [Member]
Disclosure Of Details of Government grants [Line Items]
Government grants	€ 401,086		€ 543,846